Details to the consolidated cash flow statements (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Proceeds from non-current financial debts	$ 6,098	$ 6,143
Repayments of the current portion of non-current financial debts	(3,392)	(2,160)	$ (2,223)
Change in current financial debts	5	958	546
Repayments of other current financial debts		(289)
Payments of lease liabilities	(281)	(262)	(258)
Financial debt [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	29,455	24,520	26,120
Proceeds from non-current financial debts	6,098	6,143
Repayments of the current portion of non-current financial debts	(3,392)	(2,160)	(2,223)
Change in current financial debts	5	958	546
Repayments of other current financial debts		(289)
Impact of acquisitions and divestments of businesses, net	(24)	852
Changes in fair values, lease interest and other changes, net	90	(8)	(2)
Amortization of bonds discount	40	33	17
Currency translation effects	1,184	(594)	276
Financial debts, derivative financial instruments and lease liabilities at end of period	33,456	29,455	24,520
Derivative financial instruments [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	143	91	55
Changes in fair values, lease interest and other changes, net	(62)	52	37
Financial debts, derivative financial instruments and lease liabilities at end of period	81	143	91
Lease liabilities [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	1,803	1,828	1,789
Payments of lease liabilities	(281)	(262)	(258)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities	(65)	(62)	(52)
New, modified and terminated leases, net	300	241	349
Impact of acquisitions and divestments of businesses, net	(1)	42	51
Impact of acquisitions applying the optional concentration test	8
Changes in fair values, lease interest and other changes, net	77	72	28
Currency translation effects	79	(56)	19
Financial debts, derivative financial instruments and lease liabilities at end of period	1,920	1,803	1,828
Not later than one year | Financial debt [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	8,089	6,084
Financial debts, derivative financial instruments and lease liabilities at end of period	5,521	8,089	6,084
Not later than one year | Derivative financial instruments [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	143	91
Financial debts, derivative financial instruments and lease liabilities at end of period	81	143	91
Not later than one year | Lease liabilities [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	235	230
Financial debts, derivative financial instruments and lease liabilities at end of period	263	235	230
Later than one year | Financial debt [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	21,366	18,436
Financial debts, derivative financial instruments and lease liabilities at end of period	27,935	21,366	18,436
Later than one year | Lease liabilities [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	1,568	1,598
Financial debts, derivative financial instruments and lease liabilities at end of period	$ 1,657	$ 1,568	1,598
Discontinued operations | Financial debt [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities related to discontinued operations			(214)
Discontinued operations | Derivative financial instruments [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities related to discontinued operations			(1)
Discontinued operations | Lease liabilities [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities related to discontinued operations			$ (98)